SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at January 1, 2021	3,441,644
Granted	2,807,500
Exercised	(97,268)
Forfeited and cancelled	(472,101)
Outstanding as of December 31, 2021	5,679,775	3,441,644
Exercisable as of December 31, 2021	1,562,275
Weighted-average exercise price
Outstanding at January 1, 2021	$ 8.1
Granted	5.9
Exercised	5.3
Forfeited and cancelled	9.9
Outstanding as of December 31, 2021	6.9	$ 8.1
Exercisable as of December 31, 2021	$ 8
Weighted-average remaining contractual term
Outstanding at December 31	4 years 2 months 12 days	4 years 1 month 6 days
Exercisable as of December 31, 2021	2 years 9 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2021	$ 817	$ 80
Exercisable as of December 31, 2021	$ 55